Pension and Other Post-Retirement Benefits And Employee Benefits - Expected Future Annuity Payments by Retirement Plan (Detail) - Pension Benefits $ in Thousands	Dec. 31, 2020 USD ($)
Defined Benefit Plan Disclosure [Line Items]
2021	$ 7,995
2022	8,073
2023	8,060
2024	8,302
2025	8,567
2026 and thereafter	43,728
Total	$ 84,725